Label	Element	Value
Impact Shares Sustainable Development Goals Global Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Impact Shares Sustainable Development Goals Global Equity ETF FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Impact Shares Sustainable Development Goals Global Equity ETF (the “Fund” or the “Sustainable Development Goals ETF”) seeks investment results that, before fees and expenses, track the performance of the Morningstar® Societal Development Index (the “Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2022, the Fund’s portfolio turnover rate was 30%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expense information has been restated to reflect current contractual rates.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example helps you compare the cost of investing in the Fund to the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Your actual costs may be higher or lower. Investors in the Fund may pay brokerage commissions on their purchases and sales of Fund shares, which are not included in the examples below. The Example reflects expense limitation agreements and/or waivers, if any, in effect for the one‑year period and the first year of the three-year period. Your actual costs may be higher or lower.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund will, under normal circumstances, invest at least 80% of its total assets plus any borrowings for investment purposes (the “80% basket”) in component securities of the Underlying Index (“Component Securities”). The Fund may invest the remaining 20% of its total assets (the “20% basket”) in securities and instruments not included in the Underlying Index, but which the Adviser believes will help the Fund track the Underlying Index. For example, the Fund may invest in securities that are not components of the Underlying Index to reflect various corporate actions (such as mergers) and other changes in the Underlying Index (such as reconstitutions, additions and deletions). Under normal market conditions, the Fund will invest in at least three countries, including the United States, and at least 40% of its net assets will be invested in the securities of non‑U.S. companies, which may be in both developed and emerging market countries. The Adviser currently considers a company to be a non‑U.S. company if: (i) at least 50% of the company’s assets are located outside of the United States; (ii) at least 50% of the company’s revenues are generated outside of the United States; (iii) the company is organized or maintains its principal place of business outside of the United States; or (iv) its securities are traded principally outside the United States. A country is considered to be an emerging market country by the Adviser if the country is classified by the World Bank as low income, middle income or upper middle income, or, by the International Monetary Fund as a “non‑advanced” country.
The Fund may invest in securities of any type (including equity and debt securities) and of companies of any market capitalization (including small- and mid‑capitalization companies), market sector or industry, but expects to invest primarily in equity securities of U.S. companies and foreign (non‑U.S.) companies in both developed and emerging markets. The Fund may use the 20% basket to invest in securities issued by other investment companies, including other exchange-traded funds. The Fund also may invest in warrants and may also use derivatives, primarily swaps (including equity, variance and volatility swaps), options and futures contracts on securities, interest rates and/or currencies, within the 20% basket to track the Underlying Index and as substitutes for direct investments the Fund can make. The Fund may also use derivatives such as swaps, options (including options on futures), futures, and foreign currency transactions (e.g., foreign currency swaps, futures and forwards) to hedge various investments for risk management and speculative purposes. In addition, the Fund’s 20% basket may be invested in cash and cash equivalents, including shares of money market funds advised by the Adviser or its affiliates The Fund does not currently engage in derivative transactions and has adopted a policy prohibiting derivatives transactions. If the Board deems it advisable and in the best interests of shareholders of the Fund, the Fund may change this policy in the future and allow derivatives transactions undertaken in compliance with the new SEC rules.
Unlike many investment companies, the Fund does not try to “beat” the index it tracks. The Fund uses a passive management strategy designed to track the total return performance of the Underlying Index.
The Adviser may use a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, leverage and price to earnings ratios) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index. “Tracking error” is the difference between the performance (return) of the Fund’s portfolio and that of the Underlying Index. The Adviser expects that, over time, the Fund’s tracking error will not exceed 5%. Funds that employ a representative sampling strategy may incur tracking error risk to a greater extent than funds that seek to replicate an index.
The Fund concentrates its investments in a particular industry or group of industries to approximately the same extent as the Underlying Index is so concentrated.
The Fund is a non‑diversified fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), but intends to adhere to the diversification requirements applicable to regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund is not intended to be a complete investment program.

The Underlying Index is designed to measure the performance of large and mid‑capitalization companies globally that (i) display a commitment to the UN’s Sustainable Development Goals[1], (ii) adhere to the principles of the UN Global Compact[2], (iii) display a commitment to reducing poverty and supporting economic development globally and (iv) have exposure to countries with low levels of socioeconomic development. The Underlying Index is intended to exhibit risk and return characteristics similar to those of the Morningstar® Global Markets Large‑Mid Index (the “Parent Index”), as described below.
The Underlying Index is constructed using a rules-based methodology to select companies with specific characteristics (described below) from the Parent Index. The Parent Index is a free-float market‑cap weighted index composed of the equity securities of publicly-traded companies encompassing the top 97% of stocks by market capitalization across 46 countries including both developed and emerging markets. To be eligible for inclusion in the Parent Index, companies must meet specific trading frequency, U.S. Dollar trading volume and turnover, and free-float market capitalization requirements. The Underlying Index provides exposure to both developed and emerging markets.
Morningstar, Inc. (“Morningstar” or the “Index Provider”) constructs the Underlying Index using company level indicators, scores, and indicator relevance weightings from Sustainalytics, the Fund’s ESG research provider, that include certain social criteria identified by the United Nations Capital Development Fund (“UNCDF” or the “Partner Nonprofit”), to measure (i) commitment to the UN’s Sustainable Development Goals[1], (ii) adherence to the principles of the UN Global Compact[2], (iii) commitment to reducing poverty and supporting economic development globally and (iv) exposure to countries with low levels of socioeconomic development for each company within the Parent Index (a company’s “Societal Development Score”). Morningstar determines a company’s exposure to countries with low levels of socioeconomic development using a quantitative scale based on the percentage of a company’s revenue identified as coming from countries defined as “low income” or “lower middle income” by the World Bank or as a “Least Developed Country” by the United Nations, excluding countries that are classified as developed or emerging by Morningstar Indexes, and increases the company’s Societal Development Score accordingly. In addition to the Societal Development Score, Sustainalytics assigns each company an “Overall ESG Score” which reflects its assessment of a company’s overall ESG preparedness and performance relative to other companies in the same global industry peer group. The Overall ESG Score is comprised of a company’s numerical scores for environmental, social and governance criteria as determined according to Sustainalytics’ proprietary methodology. After excluding those companies that Sustainalytics determines (i) have products involved in the following activities: adult entertainment, alcoholic beverages, controversial weapons, gambling, military contracting weapons, nuclear energy and small arms, or tobacco, (ii) have a detrimental controversy score for incidents related to a company involving one or more of the following matters: business ethics, governance, public policy, employee relations, social supply chain, society and community, operations, or environmental supply chain, (iii) are not compliant with the principles of the UN Global Compact, or (iv) have a below average Overall ESG Score relative to its global industry peers; the 200 highest scoring companies (after applying the optimized weighting methodology discussed below) are selected by Morningstar as the final underlying index components. The Underlying Index is constructed by Morningstar using an optimized free-float market cap weighting methodology. Under this methodology, Morningstar uses a quantitative process that is designed to determine optimal weights for securities to maximize exposure to companies with higher rankings as to global economic development, while maintaining an Underlying Index that exhibits risk and return characteristics similar to those of the Parent Index. Morningstar determines the weighting of each security in the Underlying Index using the following variables: Societal Development Score, market capitalization, maximum and minimum weightings by security, sector and region. Underlying Index constituents are subject to a maximum 5% per company weighting.
[1]
The UN Sustainable Development Goals (“SDGs”) are a collection of 17 global goals set by the UN Development Program that calls for integration of economic development, social equity, and environmental protection. Adopted in 2015, the SDGs are intended to stimulate action over the next fifteen years in areas of critical importance for humanity and the planet, including: poverty eradication, food security, health, education, gender equality, access to water, sanitation, clean energy, decent jobs, key infrastructure, strong institutions, inequality reduction, sustainable urbanization, responsible production and consumption patterns, climate change mitigation and adaptation, and ecosystem conservation.

[2]
The UN Global Compact is an arrangement by which companies voluntarily and publicly commit to a set of principles, known as the Ten Principles of the UN Global Compact, all of which are drawn from key UN Conventions and Declarations, in four areas: (i) human rights; (ii) labor; (iii) environment; and (iv) anti-corruption.

The Underlying Index provides exposure to both developed and emerging markets and is expected to contain approximately 200 securities, but this number may change. If a company in the Underlying Index has acted in a manner inconsistent with the selection criteria of the Underlying Index, Morningstar may, in its discretion, after consulting with Sustainalytics, exclude the company from the Underlying Index between reconstitution periods. Morningstar may also make adjustments to the Underlying Index in accordance with its internal guidelines to reflect extraordinary corporate events (e.g. mergers and acquisitions, spin-offs, bankruptcies, insolvencies, and liquidations). The Underlying Index is rebalanced quarterly and reconstituted utilizing the rules-based methodology described above annually. Rebalancing refers to the process of adjusting the weights of the constituent securities in the Underlying Index in accordance with its optimized weighting methodology in response to changes in stock value and market capitalization. Reconstitution refers to the process of changing the constituent securities in the Underlying Index so that securities that no longer meet the criteria for the Underlying Index are excluded and new securities that do meet those criteria are included.
The composition of the Underlying Index is based on thirty‑two separate social indicators used in determining the Societal Development Score that narrows the universe of companies included in the Parent Index. Each of these social indicators addresses an issue that has historically been important to the UNCDF and falls within one of the following five groups:
1.	Business Ethics
a.	Bribery and Corruption Policy This indicator assesses the quality of a company’s policy to combat bribery and corruption.
b.	Bribery and Corruption Programs This indicator assesses the quality of a company’s programs to combat bribery and corruption.
c.	Global Compact Signatory This indicator denotes whether a company is a signatory to the United Nations Global Compact.
d.	Human Rights Policy This indicator assesses the strength of a company’s commitment to respect human rights within its sphere of influence.
e.	Renewable Energy Programs This indicator assesses whether a company has taken initiatives to increase the use of renewable energy.
f.	Renewable Energy Use This indicator provides an assessment of the company’s renewable energy consumption.
g.	Deforestation Policy This indicator provides an assessment of the quality of the company’s commitment to address deforestation.
h.	Deforestation Program This indicator provides an assessment of whether the company has a program in place to mitigate deforestation and how it is applied.
2.	Employment Practices
a.	HIV/AIDS Programs This indicator assesses the quality of a company’s programs to address HIV/AIDS among its employees.
b.	Collective Bargaining Agreements This indicator assesses the extent that the company’s employees are covered by collective bargaining agreements.
c.	Freedom of Association Policy This indicator assesses the quality of a company’s freedom of association and collective bargaining policy.
d.
Working Conditions Policy This indicator assesses whether the company has a formal policy on working hours and/or minimum wages. The indicator relates to relevant core labor rights conventions of the International Labor Organization (ILO).

e.	Gender Pay Disclosure This indicator assesses the strength of a company’s disclosure related to the gender pay gap.
f.
Gender Pay Equality Programs This indicator assesses the strength of programs a company has implemented to ensure gender pay equality. This includes initiatives to identify, measure, and close the gender pay gap.

3.	Contractor and Supply Chain Monitoring
a.	Conflict Minerals Policy This indicator assesses the quality of a company’s formal policy commitment to eliminate conflict minerals from its products and its supply chain.
b.	Conflict Minerals Programs This indicator assesses the strength of the company’s initiatives to eliminate conflict minerals from its products and its supply chain.
c.	EICC Signatory This indicator denotes whether the company is a member of the Electronic Industry Citizenship Coalition (EICC).
d.	Fair Trade Products This Indicator assesses the contribution of fair trade products to total company revenues.
e.	Scope of Social Supplier Standards This indicator assesses whether the company has supply chain/contractor policies and the scope of social standards.
f.
Social Supplier Certification This indicator assesses the percentage of suppliers certified to an external labor/social standard, such as SA 8000 or similar. SA8000 certification is an external verification ensuring that core labor standards are adhered to.

g.	Supply Chain Management This indicator assesses whether the company has a supply chain management system and how it is applied.
4.	Community Involvement and Social Development Programs.
a.
Access to Basic Services This indicator assesses the quality of the company’s programs that promote access to basic services (energy, electricity, water) to poor or disadvantaged groups and of the quality of its reporting on such programs.

b.	Access to Health Care This indicator assesses the strength of the company’s initiatives to promote access to health care equipment and services.
c.
Access to Medicine Programs This indicator assesses the strength of a company’s overall policies, strategies and initiatives to improve access to medicine in developing countries as well as for low‑income groups in developed markets.

d.
Community Development Programs This indicator assesses the strength of the company’s local community development programs. It does not focus on cash donations, but formal programs that promote long-term economic development among communities directly affected by the company’s operations.

e.	Community Involvement Programs This indicator assesses the company’s mechanisms to consult with local communities potentially affected by its operations.
f.
Equitable Pricing and Availability This indicator assesses the extent to which the company has developed and implemented drug pricing models that ensure equitable access to medicine for poor countries and poor populations within countries.

g.	Indigenous Rights Policy This indicator assesses the quality of the company’s policy on indigenous people and land rights.
h.
Neglected Diseases R&D This indicator assesses the strength of companies’ research and development (R&D) activities in areas that are under-researched and/or where there is a great societal need. This includes neglected tropical diseases and other diseases that disproportionally affect developing countries.

5.	Financial Inclusion in Access to Products and Services
a.	Credit & Loan Standards This indicator assesses the quality of a company’s environmental and social standards in its credit and loan activities.
b.	Financial Inclusion This indicator assesses whether the company has taken initiatives to promote financial inclusion of disadvantaged people.
c.	Sustainable Financial Initiatives This indicator assesses whether the company offers sustainability-related financial services.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its objective, and investment results may vary substantially over time and from period to period. An investment in the Fund is not appropriate for all investors. An investment in the Fund involves risks, including foreign securities risk, emerging markets risk, equity investing risk, index performance risk and securities market risk, among others. . The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. The principal risks of investing in the Fund include:
Asset Class Risk. Securities in the Underlying Index or in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.
Brexit. In June 2016, the United Kingdom approved a referendum to leave the European Union (commonly known as “Brexit”). On January 31, 2020, the United Kingdom left the European Union and during a transition period that ended on December 31, 2020, negotiated an agreement that governs the terms of the ongoing relationship between United Kingdom and the European Union. At present the long term political and economic consequences of Brexit are uncertain. Given the size and importance of the United Kingdom’s economy, uncertainty about its legal, political, and economic relationship with the remaining member states of the European Union may continue to be a source of instability. Moreover, other countries may seek to withdraw from the European Union and/or abandon the euro, the common currency of the European Union. The ultimate effects of these events and other socio-political or geopolitical issues are not known but could profoundly affect global economies and markets. Whether or not a Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund’s investments.
Counterparty Risk. The Fund may engage in transactions in securities and financial instruments that involve counterparties. Counterparty risk is the risk that a counterparty (the other party to a transaction or an agreement or the party with whom a Fund executes transactions) to a transaction with a Fund may be unable or unwilling to make timely principal, interest, settlement or margin payments, or otherwise honor its obligations. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the affected Fund’s income or the value of its assets may decrease. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In an attempt to limit the counterparty risk associated with such transactions, the Fund conducts business only with financial institutions judged by the Adviser to present acceptable credit risk.

Derivatives Risk. Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument may not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) derivative contracts, including options, may expire worthless and the use of derivatives may result in losses to the Fund, (3) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, (4) derivatives not traded on an exchange may be subject to credit risk, for example, if the counterparty does not meet its obligations (see also “Counterparty Risk”), and (5) derivatives not traded on an exchange may be subject to liquidity risk and the related risk that the instrument is difficult or impossible to value accurately.
Emerging Markets Risk. Investing in issuers located in or tied economically to emerging markets is subject to the same risks as foreign market investments, generally to a greater extent. The Fund will be subject to these risks to an even greater extent, to the extent the Fund invests in issuers exposed to countries defined as “low income” or “lower middle income” by the World Bank or as a “Least Developed Country” by the United Nations. These countries typically confront severe structural impediments to sustainable development and are highly vulnerable to economic and environmental shocks and have low levels of human assets. Emerging markets may have additional risks including greater fluctuations in market values and currency exchange rates; increased risk of default; greater social, economic, and political uncertainty and instability; increased risk of nationalization, expropriation, or other confiscation of assets of issuers to which the Fund may be exposed; increased risk of embargoes or economic sanctions on a country, sector, or issuer; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on non‑U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest, and other income, and on the Fund’s ability to exchange local currencies for U.S. dollars; lower levels of liquidity; inability to purchase and sell investments or otherwise settle transactions; greater risk of issues with share registration and safe custody; unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and longer settlement; and difficulties in obtaining and/or enforcing legal judgments. Additionally, a foreign issuer is not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the United States. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Exchange-Traded Funds Risk. The price movement of an exchange-traded fund may not exactly track the underlying index and may result in a loss. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company.
Equity Investing Risk. The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer, such as management performance, financial leverage, non‑compliance with regulatory requirements, and reduced demand for the issuer’s goods or services and also may decline due to general industry or market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Fee Risk. Because the fees paid by the Fund to Impact Shares are based on the average daily value of the total assets of the Fund, less all accrued liabilities of the Fund (other than the amount of any outstanding borrowings constituting financial leverage), Impact Shares has a financial incentive to cause the Fund to utilize leverage, which creates a conflict of interest between Impact Shares, on the one hand, and the shareholders of the Fund, on the other hand.
Futures Contracts Risk. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a price, date and time specified when the contract is made. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.
Foreign Securities Risk. Investments in securities of non‑U.S. issuers involve certain risks not involved in domestic investments (for example, fluctuations in foreign exchange rates (for non‑U.S. securities not denominated in U.S. dollars); future foreign economic, financial, political and social developments; nationalization; exploration or confiscatory taxation; smaller markets; different trading and settlement practices; less governmental supervision; and different accounting, auditing and financial recordkeeping standards and requirements) that may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These risks are magnified for investments in issuers tied economically to emerging markets, the economies of which tend to be more volatile than the economies of developed markets. In addition, investments by the Fund in non‑U.S. securities may be subject to withholding and other taxes imposed by foreign countries on dividends, interest, capital gains, or other income or proceeds. Those taxes will reduce the Fund’s yield on any such securities.
Geographic Risk. To the extent the Fund’s investments in a single country or a limited number of countries represent a large percentage of the Fund’s assets, the Fund will be subject to the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and the Fund’s shares may be subject to increased price volatility.
Index Performance Risk. The Fund seeks to track an index maintained by a third party provider unaffiliated with the Fund or the Adviser. There can be no guarantee or assurance that the methodology used by the third party provider to create the index will result in the Fund achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying the index, or the daily calculation of the index will be free from error. It is also possible that the value of the index may be subject to intentional manipulation by third-party market participants. The particular index used by the Fund may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Fund.
Industry Concentration Risk. Because the Fund may invest 25% or more of the value of its assets in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries, the Fund’s performance may depend to a large extent on the overall condition of such industry or group of industries and the Fund may be susceptible to economic, political and regulatory risks or other occurrences associated with that industry or group of industries.
Intellectual Property Risk. The Fund relies on licenses that permit the Adviser to use the Underlying Index and associated trade names, trademarks and service marks, as well as the Partner Nonprofit’s name and logo (the “Intellectual Property”) in connection with the investment strategies of the Fund and/or in marketing and other materials for the Fund. Such licenses may be terminated, and, as a result, the Fund may lose its ability to use the Intellectual Property. In the event a license is terminated, or the license provider does not have rights to license the Intellectual Property, the operations of the Fund may be adversely affected.
Limited Fund Size Risk. The Fund may not attract sufficient assets to achieve or maximize investment and operational efficiencies and remain viable. If a Fund fails to achieve sufficient scale, it may be liquidated.
Management Risk. Management risk is the risk associated with the fact that the Fund relies on the Adviser’s ability to achieve its investment objective. The Adviser is a non‑profit organization with limited personnel and financial resources. The relative lack of resources may increase the Fund’s management risk.
Market Price Variance Risk. Fund shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and can be bought and sold in the secondary market at prevailing market prices. The market prices of shares will fluctuate in response to changes in the net asset value (“NAV”) and supply and demand for shares. As a result, the trading prices of shares may deviate significantly from NAV during periods of market volatility. The Adviser cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of shares should not be sustained in the long-term. In addition, the securities held by the Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid‑ask spreads and the resulting premium or discount to the Shares’ NAV may widen. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which could cause a material decline in the Fund’s NAV. In times of market stress, market makers and authorized participants may step away from their respective roles in making a market in Fund shares or in executing purchase and redemption orders, which could lead to variances between the market price of Fund shares and the underlying value of those shares. Also, in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity of the Fund’s portfolio holdings, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares. During periods of high market volatility, a Fund share may trade at a significant discount to its NAV, and in these circumstances certain types of brokerage orders may expose an investor to an increased risk of loss. A “stop order,” sometimes called a “stop-loss order,” may cause a Fund share to be sold at the next prevailing market price once the “stop” level is reached, which during a period of high volatility can be at a price that is substantially below NAV. By including a “limit” criterion with your brokerage order, you may be able to limit the size of the loss resulting from the execution of an ill‑timed stop order. The Fund’s shares may be listed or traded on U.S. and non‑U.S. stock exchanges other than the U.S. stock exchange where the Fund’s primary listing is maintained, and may otherwise be made available to non‑U.S. investors through funds or structured investment vehicles similar to depositary receipts. There can be no assurance that the Fund’s shares will continue to trade on any such stock exchange or in any market or that the Fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. The Fund’s shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.
The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those purchasing and redeeming directly with the Fund.
Mid‑Cap Company Risk. Investing in securities of mid‑cap companies may entail greater risks than investments in larger, more established companies. Mid‑cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.
Non‑Diversification Risk. As a non‑diversified fund for purposes of the 1940 Act, the Fund may invest a larger portion of its assets in the securities of fewer issuers than a diversified fund. The Fund’s investment in fewer issuers may result in the Fund’s shares being more sensitive to the economic results of those issuers. An investment in the Fund could fluctuate in value more than an investment in a diversified fund. Although the Fund is “non‑diversified” for purposes of the 1940 Act, the Fund intends to comply with the diversification requirements under Subchapter M of the Code in order to be eligible to qualify as a regulated investment company.
Operational and Technology Risk. Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, index providers, Authorized Participants (as defined below), market makers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.
Options Risk. Options, such as covered calls and covered puts, are subject to the risk that significant differences between the securities and options markets that could result in an imperfect correlation between these markets.
Passive Investment Risk. The Fund is not actively managed and invests in securities included in, or representative of, the Underlying Index regardless of such securities’ investment merits. The Adviser does not attempt to take defensive positions under any market conditions, including during declining markets.
Securities Market Risk. Securities market risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. The profitability of the Fund substantially depends upon the Adviser correctly assessing the future price movements of stocks, bonds, loans, options on stocks, and other securities and the movements of interest rates. The Adviser cannot guarantee that it will be successful in accurately predicting price movements. The market prices of equities may decline for reasons that directly relate to the issuing company (such as poor management performance or reduced demand for its goods or services), factors that affect a particular industry (such as a decline in demand, labor or raw material shortages, or increased production costs) or general market conditions not specifically related to a company or industry (such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally, or natural and environmental disasters and systemic market dislocations). The spread of infectious disease including epidemics and pandemics also could affect the economies of many nations in ways that cannot necessarily be foreseen. For example, the COVID‑19 pandemic has resulted, and may continue to result, in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of the Fund’s investments, including beyond the Fund’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Fund’s investments, the Fund and your investment in the Fund.
In addition, the increasing popularity of passive index-based investing may have the potential to increase security price correlations and volatility. As passive strategies generally buy or sell securities based simply on inclusion and representation in an index, securities prices will have an increasing tendency to rise or fall based on whether money is flowing into or out of passive strategies rather than based on an analysis of the prospects and valuation of individual securities. This may result in increased market volatility as more money is invested through passive strategies. As a result of the nature of the Fund’s investment activities, it is possible that the Fund’s financial performance may fluctuate substantially from period to period. Additionally, at any point in time an investment in the Fund may be worth less than the original investment, even after taking into account the reinvestment of dividends and distributions.
Small‑Cap Company Risk. Investing in the securities of small‑cap companies either directly or indirectly through investments in ETFs, closed‑end funds or mutual funds may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.
Swaps Risk. Investments in swaps involve both the risks associated with an investment in the underlying investments or instruments (including equity investments) and counterparty risk. In a standard over‑the‑counter (“OTC”) swap transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount calculated based on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investments in securities, because swaps may be leveraged and OTC swaps are subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. Certain swap transactions, including interest rate swaps and index credit default swaps, may be subject to mandatory clearing and exchange trading, although the swaps in which the Fund will invest are not currently subject to mandatory clearing and exchange trading. The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund.
Tracking Error Risk. The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index. The Adviser may not be able to cause the Fund’s performance to correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Because the Underlying Index rebalances monthly but the Fund is not obligated to do the same, the risk of tracking error may increase following the rebalancing of the Underlying Index.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. As with any investment company, there is no guarantee that the Fund will achieve its goal.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non‑Diversification Risk. As a non‑diversified fund for purposes of the 1940 Act, the Fund may invest a larger portion of its assets in the securities of fewer issuers than a diversified fund. The Fund’s investment in fewer issuers may result in the Fund’s shares being more sensitive to the economic results of those issuers. An investment in the Fund could fluctuate in value more than an investment in a diversified fund. Although the Fund is “non‑diversified” for purposes of the 1940 Act, the Fund intends to comply with the diversification requirements under Subchapter M of the Code in order to be eligible to qualify as a regulated investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period and since inception. As with all mutual funds, the Fund’s past performance (both before and after taxes) does not predict the Fund’s future performance. Updated information about the Fund’s performance can be found by visiting the Fund’s website at www.impactetfs.org or by calling 844‑448‑3383 (844‑GIVE‑ETF).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period and since inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	844‑448‑3383 (844‑GIVE‑ETF)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.impactetfs.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (both before and after taxes) does not predict the Fund’s future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return(1) The bar chart shows the performance of the Fund as of December 31, 2019, 2020 and 2021.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarterly Return	Highest Quarterly Return Date	Lowest Quarterly Return	Lowest Quarterly Return Date
16.98%	12/31/20	-20.98%	3/31/20

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns (For the Year Ended December 31, 2021 and Since Inception)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown, and the after‑tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the after‑tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown, and the after‑tax returns shown are not relevant to investors who hold their Fund shares through tax advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In some cases, the after‑tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Impact Shares Sustainable Development Goals Global Equity ETF | Impact Shares Sustainable Development Goals Global Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%	[1],[2],[3]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expense .	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
1 Year	rr_ExpenseExampleYear01	$ 77
3 Years	rr_ExpenseExampleYear03	240
5 Years	rr_ExpenseExampleYear05	417
10 Years	rr_ExpenseExampleYear10	$ 930
2019	rr_AnnualReturn2019	23.10%	[4]
2020	rr_AnnualReturn2020	15.76%	[4]
2021	rr_AnnualReturn2021	16.88%	[4]
Year to Date Return, Label	rr_YearToDateReturnLabel	year to date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(25.87%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.98%)
1 Year	rr_AverageAnnualReturnYear01	16.88%
Since Inception	rr_AverageAnnualReturnSinceInception	13.87%
Impact Shares Sustainable Development Goals Global Equity ETF | Fund Returns After Taxes on Distributions | Impact Shares Sustainable Development Goals Global Equity ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.23%
Since Inception	rr_AverageAnnualReturnSinceInception	12.79%
Impact Shares Sustainable Development Goals Global Equity ETF | Fund Returns After Taxes on Distributions and Sale of Fund Shares | Impact Shares Sustainable Development Goals Global Equity ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.86%
Since Inception	rr_AverageAnnualReturnSinceInception	10.85%
Impact Shares Sustainable Development Goals Global Equity ETF | Morningstar Societal Development Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.90%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	13.30%	[5]
Impact Shares Sustainable Development Goals Global Equity ETF | Morningstar Global Markets Large-Mid Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.53%
Since Inception	rr_AverageAnnualReturnSinceInception	14.17%

[1]	Expense information has been restated to reflect current contractual rates.
[2]
Impact Shares is paid a Management Fee at an annual rate of 0.75% on the “Average Daily Managed Assets” of the Fund. “Average Daily Managed Assets” is the average daily value of the total assets of the Fund, less all accrued liabilities of the Fund (other than the amount of any outstanding borrowings constituting financial leverage).

[3]
The Fund pays for the transfer agency, custody, fund administration, legal, audit and other services it requires under a unitary fee structure (the “unitary advisory fee”). Therefore, the Fund’s “Management Fee” includes fees payable to Impact Shares, Corp. (“Impact Shares” or the “Adviser”) for advisory services and for the provision by third parties engaged by Impact Shares of transfer agency, custody, fund administration, legal, audit and other services. Under the Fund’s Investment Advisory Agreement, the Adviser bears all expenses of the Fund (including those of the services listed above) with the exception of those described under the section titled “Management of the Fund.”

[4]	Through September 30, 2022 (the most recently ended quarter for which data is available) year to date return of the Fund was ‑25.87%. The following table sets forth the Fund’s highest and lowest quarterly returns since inception.
[5]	The index returns do not reflect deductions for fees, expenses, or taxes.